Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Components of Provision for Income Taxes	The provision for income taxes consists of the following components:
	2023	2022
Current tax expense	$3,312	$2,306
Deferred tax (benefit) expense	(745)	288
Total income taxes	$2,567	$2,594

Deferred Tax Assets and Liabilities
The source of deferred tax assets and deferred tax liabilities at December 31:

	2023	2022
Items giving rise to deferred tax assets:
Other reserves	$152	$—
Allowance for loan losses	1,916	1,146
Unrealized loss on securities available for sale	3,233	3,938
Deferred compensation	2,176	2,058
Deferred loan fees/costs	169	137
Accrued bonus	249	266
Purchase accounting adjustments	11	6
Net operating loss	49	66
Lease liability	332	355
Nonaccrual interest income	113	204
Other	43	294
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(88)	(99)
FHLB stock dividends	(442)	(676)
Prepaid expenses	(35)	(231)
Depreciation and amortization	(841)	(843)
Right-of-use asset	(332)	(355)
Other	(399)	—
Net deferred tax asset	$6,306	$6,266

Reconciliation of Income Tax Provision
The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2023	2022
Statutory tax (21%)	$3,192	$3,346
Effect of nontaxable interest	(468)	(385)
Effect of nontaxable insurance premiums	(205)	(240)
Income from bank owned insurance, net	(181)	(168)
Effect of postretirement benefits	45	(112)
Effect of state income tax	170	155
Tax credits	(25)	(37)
Other items	39	35
Total income taxes(1)	$2,567	$2,594

(1) Effective income tax rate was 16.9% for 2023 and 16.3% for 2022